Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2012	Jun. 30, 2011
U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	3.91%	5.45%
Average increase in compensation	5.21%	5.21%
Minimum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.75%	2.00%
Average increase in compensation	2.00%	2.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.87%
Average increase in compensation	6.00%	5.00%